Provisions and other non-current liabilities (Details 4) ¥ in Millions, $ in Millions	Dec. 31, 2018 USD ($)	Dec. 31, 2018 JPY (¥)	Dec. 31, 2017	Dec. 31, 2014 USD ($)
Disclosure of other provisions [line items]
Product liability contingency, loss exposure not accrued, number of cases	2,000	2,000
Product liability contingency, loss exposure not accrued, best estimate	$ 1,500
Solodyn [member]
Disclosure of other provisions [line items]
Description of nature of obligation contingent liabilities, number of putative cases referred to court	17	17
Description of nature of obligation contingent liabilities, number of other cases referred to court	3	3
Italy | Lucentis [member]
Disclosure of other provisions [line items]
Estimated financial effect of contingent liabilities, maximum fine				$ 1,300
Italy | NAG and Novartis Pharma SpA [member] | Lucentis [member]
Disclosure of other provisions [line items]
Estimated financial effect of contingent liabilities				$ 125
Japan | Novartis Pharma K.K. [member]
Disclosure of other provisions [line items]
Estimated financial effect of contingent liabilities, maximum fine | ¥		¥ 4
US | Sandoz [member]
Disclosure of other provisions [line items]
Description of nature of obligation contingent liabilities, number of putative cases referred to court	1	1
Description of nature of obligation contingent liabilities, number of states with alleged violations	45	45
Description of nature of obligation contingent liabilities, number of cases still pending	20	20
US | Sandoz [member] | Taxotere [member]
Disclosure of other provisions [line items]
Product liability contingency, loss exposure not accrued, number of cases	2,000	2,000
US | Sandoz [member] | Amiodarone [member]
Disclosure of other provisions [line items]
Product liability contingency, loss exposure not accrued, number of cases	10	10
US | NPC and others [member]
Disclosure of other provisions [line items]
Amount of settlement in principle	$ 23
US | NPC and others [member] | Reclast/Aclasta [member]
Disclosure of other provisions [line items]
Product liability contingency, loss exposure not accrued, number of cases	20	20
US | Alcon [member] | Contact Lenses [member]
Disclosure of other provisions [line items]
Description of nature of obligation contingent liabilities, number of putative cases referred to court			50
US | Others associates [member]
Disclosure of other provisions [line items]
Description of nature of obligation contingent liabilities, number of putative cases referred to court	2	2